FAIR VALUE MEASUREMENTS - Change in the fair value of the warrant liabilities (Details) - USD ($)	3 Months Ended	4 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Oct. 30, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value as of December 31, 2020	$ 47,506,670
Initial measurement at October 30, 2020	45,280,001	$ 47,506,670	$ 37,573,340
Change in valuation inputs or other assumptions		9,933,330
Fair value as of March 31, 2021	45,280,001	47,506,670
Changes in the fair value of warrant liabilities	(2,226,669)	9,933,330
Private Placement Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value as of December 31, 2020	15,840,000
Initial measurement at October 30, 2020	15,280,000	15,840,000	12,240,000
Change in valuation inputs or other assumptions		3,600,000
Fair value as of March 31, 2021	15,280,000	15,840,000
Changes in the fair value of warrant liabilities	(560,000)
Public Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value as of December 31, 2020	31,666,670
Initial measurement at October 30, 2020	30,000,001	31,666,670	$ 25,333,340
Change in valuation inputs or other assumptions		6,333,330
Fair value as of March 31, 2021	30,000,001	$ 31,666,670
Changes in the fair value of warrant liabilities	$ (1,666,669)